Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Total	Previously Reported [Member]	Public Warrants [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Public Warrants [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Class A Common Stock Subject To Possible Redemption [Member]	Class A Common Stock Subject To Possible Redemption [Member] Common Stock [Member]	Class A Common Stock Subject To Possible Redemption [Member] Common Stock [Member] Previously Reported [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Previously Reported [Member]	Common Class A [Member] Common Stock [Member] Private Placement [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member] Previously Reported [Member]
Beginning Balance at Jan. 20, 2021	$ 0					$ 0						$ 0			$ 0				$ 0
Beginning Balance (in Shares) at Jan. 20, 2021												0			0				0
Ending Balance at Jan. 21, 2021						0
Beginning Balance at Jan. 20, 2021	0					0						$ 0			$ 0				$ 0
Beginning Balance (in Shares) at Jan. 20, 2021												0			0				0
Class B common stock issued to Sponsor	25,000					24,569													$ 431
Class B common stock issued to Sponsor (in Shares)																			4,312,500
Issuance of private placement units (Value)				$ 4,638,820				$ 4,638,774									$ 46
Issuance of private placement units (Shares)																	463,882
Issuance of Class A Common stock, net of issuance costs of $9,905,857 (Value)												$ 140,738,518
Issuance of Class A Common stock, net of issuance costs of $9,905,857 (Shares)												15,444,103
Issuance of Public Warrants, net of issuance costs of $239,247			$ 3,399,132				$ 3,399,132
Capital contribution by the Sponsor through transfer of Class B shares	1,186,448					1,186,448
Fair value of underwriter's overallotment options exercised	28,317					28,317
Accretion to trust earnings for Class A Common stock subject to possible redemption	$ (13,702,512)				$ 13,702,512	(9,277,240)			$ (4,425,272)
Forfeiture of Founder Shares related to unexercised portion of underwriter's overallotment option (Value)									45										$ (45)
Forfeiture of Founder Shares related to unexercised portion of underwriter's overallotment option (Shares)	451,474																	451,474	(451,474)
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	$ (8,091)								(8,091)			$ 8,091
Net Income (loss)	(329,382)								(329,382)		$ (209,176)			$ (6,286)				$ (113,920)
Ending Balance at Dec. 31, 2021	(4,762,268)	$ (4,762,268)				0			(4,762,700)	$ (4,762,700)		$ 154,449,121	$ 154,449,121		$ 46	$ 46			$ 386	$ 386
Ending Balance (in Shares) at Dec. 31, 2021												15,444,103	15,144,103		463,882	463,882			3,861,026	3,861,026
Accretion to trust earnings for Class A Common stock subject to possible redemption	(7,612)								(7,612)			$ 7,612
Net Income (loss)	(527,530)								(527,530)		(412,121)				$ (12,379)				$ (103,030)
Ending Balance at Mar. 31, 2022	(5,297,410)								(5,297,842)			$ 154,456,733			$ 46				$ 386
Ending Balance (in Shares) at Mar. 31, 2022												15,144,103			463,882				3,861,026
Beginning Balance at Dec. 31, 2021	(4,762,268)	$ (4,762,268)				0			(4,762,700)	$ (4,762,700)		$ 154,449,121	$ 154,449,121		$ 46	$ 46			$ 386	$ 386
Beginning Balance (in Shares) at Dec. 31, 2021												15,444,103	15,144,103		463,882	463,882			3,861,026	3,861,026
Class B common stock issued to Sponsor (in Shares)																		25,000
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	(1,460,408)								(1,460,408)			$ 1,460,408
Net Income (loss)	204,997								204,997		160,151			$ 4,809				$ 40,037
Ending Balance at Dec. 31, 2022	(6,017,679)					$ 0			(6,018,111)			$ 155,909,529			$ 46				$ 386
Ending Balance (in Shares) at Dec. 31, 2022												15,444,103			463,882				3,861,026
Issuance of private placement units (Value)	5,405,436								5,405,436
Change in redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	(1,271,465)								(1,271,465)			$ 1,271,465
Net Income (loss)	576,067								576,067		$ 450,040				$ 13,517				$ 112,510
Ending Balance at Mar. 31, 2023	$ (1,307,641)								$ (1,308,073)			$ 157,180,994			$ 46				$ 386
Ending Balance (in Shares) at Mar. 31, 2023												15,444,103			463,882				3,861,026